Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written-off and/or reserved.
Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Due from related parties: The carrying amount of due from related parties reported in the balance sheet approximates its fair value due to the short-term nature of these accounts receivable and no significant changes in interest rates.
Due to related parties: The carrying amount of due to related parties reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Term Loan B facility: The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

 The fair value hierarchy is explained as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2015 or 2014.

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$37,834	$37,834	$30,877	$30,877
Accounts receivable	$5,110	$5,110	$653	$653
Due from related parties	$2,804	$2,804	$—	$—
Accounts payable	$412	$412	$1,243	$1,243
Due to related parties	$438	$438	$736	$736
Long term debt	$—	$—	$126,000	$126,000
Term Loan B	$199,643	$200,405	$—	$—
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2015 or 2014.

Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$37,834	$37,834	$—	$—
Term Loan B	$200,405	$—	$200,405	$—

Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$30,877	$30,877	$—	$—
Long-term debt	$126,000	$—	$126,000	$—